Pension benefits - Expected Annual Pension Plan Contributions Under Defined Benefit Plans (Details) $ in Millions	Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
2018	$ 3
2019	3
2020	3
2021	3
2022	3
2023-2027	15
Total payments expected during the next 10 years	$ 30